Share-based compensation - Summary of Restricted Share Units (Details) - Restricted Share Units ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 ¥ / shares
Share-based compensation
Number of Share Units, Outstanding, Beginning	199,963
Number of Share Units, Granted	1,016,031
Number of Share Units, Forfeited	57
Number of Share Units, Vested	199,875
Number of Share Units, Outstanding, Ending	1,016,062		199,963
Number of Share Units, Vested and expected to vest	1,016,062	1,016,062
Weighted-Average grant-date Fair Value per Restricted Share, Outstanding, Beginning | ¥ / shares	¥ 9.81
Weighted-Average grant-date Fair Value per Restricted Share, Granted | (per share)	1.74	$ 0.25	¥ 9.55	¥ 13.92
Weighted-Average grant-date Fair Value per Restricted Share, Forfeited | ¥ / shares	10.10
Weighted-Average grant-date Fair Value per Restricted Share, Vested | ¥ / shares	10.00
Weighted-Average grant-date Fair Value per Restricted Share, Outstanding, Ending | ¥ / shares	1.71		¥ 9.81
Weighted-Average grant-date Fair Value per Restricted Share, Vested and expected to vest | ¥ / shares	¥ 1.71	$ 1.71
Weighted Average Remaining Contractual Term (Years), Outstanding	9 years 8 months 4 days		9 years 9 months 18 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	9 years 8 months 4 days
Aggregate Intrinsic Value, Outstanding, Beginning | ¥	¥ 1,337
Aggregate Intrinsic Value, Outstanding, Ending | ¥	1,511		¥ 1,337
Aggregate Intrinsic Value, Vested and expected to vest | ¥	¥ 1,511	$ 1,511